UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Presima Inc.
Address: 1000, place Jean-Paul-Riopelle, Suite E 400
         Centre CDP Capital
         Montreal, Quebec, Canada  H2Z 2B6

13F File Number:  28-12496

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jean-Guy Talbot
Title:     President
Phone:     514-673-1380

Signature, Place, and Date of Signing:

     /s/ Jean-Guy Talbot     Montreal, Quebec, Canada     November 15, 2010


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     13

Form13F Information Table Value Total:     $182,036 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALEXANDRIA REAL ESTATE EQ IN   COM              015271109     8057   115100 SH       SOLE                   115100        0        0
AMERICAN CAMPUS CMNTYS INC     COM              024835100     6520   214200 SH       SOLE                   214200        0        0
BOSTON PROPERTIES INC          COM              101121101    19666   236600 SH       SOLE                   236600        0        0
DIGITAL RLTY TR INC            COM              253868103    17800   288500 SH       SOLE                   288500        0        0
EQUITY RESIDENTIAL             SH BEN INT       29476L107    17957   377486 SH       SOLE                   377486        0        0
HOME PROPERTIES INC            COM              437306103     6623   125200 SH       SOLE                   125200        0        0
HOST HOTELS & RESORTS INC      COM              44107P104    12990   897084 SH       SOLE                   897084        0        0
KILROY RLTY CORP               COM              49427F108     6539   197300 SH       SOLE                   197300        0        0
KIMCO REALTY CORP              COM              49446R109     9063   575400 SH       SOLE                   575400        0        0
MACERICH CO                    COM              554382101     9071   211200 SH       SOLE                   211200        0        0
NATIONWIDE HEALTH PPTYS INC    COM              638620104    13643   352800 SH       SOLE                   352800        0        0
SIMON PPTY GROUP INC NEW       COM              828806109    32191   347115 SH       SOLE                   347115        0        0
VORNADO RLTY TR                SH BEN INT       929042109    21916   256232 SH       SOLE                   256232        0        0